18. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
SUBSEQUENT EVENTS

Subsequent to June 30, 2018, the Company has borrowed net funds under its Convertible Line of Credit with the Lender amounting to $203,561 (See Note 5).

On July 19, 2018, Mr. Jay S. Potter resigned as a director of Envision Solar International, and the Company accepted Mr. Potter’s resignation effective on the same date. In recognition of Mr. Potter’s long and valuable service to the Company, the Board of Directors authorized the immediate vesting and issuance to Mr. Potter of the balance of the nonperformance restricted stock award scheduled to be issued to him through December 31, 2018. As such, the Company released a total of 125,000 vested shares of common stock with a per share fair value of $0.15, or $18,750 (based on the market price at the time of the agreement).

Line of Credit Drawdown

On February 20, 2018, the Company received funds for a Draw Down on our Convertible Line of Credit in the amount of $290,000. As a result of this Draw Down, the Company issued 407,784 common stock purchase warrants having a value of $61,282 using the Black-Scholes valuation methodology, and each with a $0.1778 exercise price (See Note 9). As a result of this transaction, and including the value of the issued warrants, the Company recorded $212,420 of value of beneficial conversion features, which is recorded as debt discount, and is being amortized to interest expense over the term of the loan.

Stock and Warrants Issued in Cash Sales

Subsequent to December 31, 2017 pursuant to private placements, the Company issued 1,933,333 shares of common stock for cash with a per share price of $0.15 per share or $290,000 and the Company incurred $12,000 of capital raising fees that were paid in cash and charged to additional paid-in capital. Related to these sales, the Company is further obligated to issue 50,000 warrants as an offering cost to a third party, each with a 5 year term and a strike price of $0.15 per share, at the close of the private placement offering.  There will be no accounting effect for the issuance of these warrants as their fair value will be charged to Additional  Paid-in-Capital as an offering cost and offset by a credit to Additional Paid-in-Capital for their fair value when issuing these warrants.

Director Compensation

Effective March 27, 2018, based on authorization initially approved by the Board of Directors on December 19, 2017, and confirmed by resolutions adopted by the Board on March 27, 2018, the Company granted 250,000 shares of common stock with a per share value of $0.15 per share (based on contemporaneous cash sales prices), or $37,500, to each of three directors for excellent performance of their duties.  These shares are being issued from a pool of 750,000 shares of common stock for each director of previously authorized restricted stock grant awards for performance that are awarded if specific performance criteria are achieved or the Board authorizes their award and vesting by specific resolutions (see Note 14 and 17).